Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization Of Intangible Assets [Abstract]
For the year ended December 31, 2024	$ 5,020
For the year ended December 31, 2025	5,020
For the year ended December 31, 2026	4,985
For the year ended December 31, 2027	2,514
For the year ended December 31, 2028
Total amortization	$ 17,539	$ 912,054